Prepayments, Deposits and Other Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Prepayments Deposits And Other Assets Net [Abstract]
Schedule of prepayments, deposits and other assets, net

	As of December 31,
	2019	2018

Advances to suppliers	$31,449	$138,464
Security deposits *	755,886	857,676
Advances to employees	91,108	248,191
Prepaid expense	377,501	222,862
Deferred offering cost	-	400,640
Others	158,554	109,721
	1,414,498	1,977,554
Less: Long term portion	(759,397)	(865,498)
Allowance for doubtful accounts	(31,139)	(14,047)
Prepayments, deposits and other assets – current portion	$623,962	$1,098,009

*	Security deposits represent contract fulfillment deposits required by customer for specific projects, rent deposits and etc.

Schedule of allowance for doubtful accounts

	As of December 31,
	2019	2018	2017

Beginning balance	$14,047	$19,422	$10,648
(Recovery) provision for doubtful accounts	17,400	(4,510)	7,760
Foreign currency translation adjustments	(308)	(865)	1,014
Ending balance	$31,139	$14,047	$19,422